PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Schedule of Provisions

Amounts in US$ ‘000	Restructuring	Total
Balance at At 1 January 2025	—	—
Arising during the year	3,521	3,521
Utilized	(2,335)	(2,335)
Unused amounts reversed	—	—
Changes in discount rate	—	—
Balance at At 31 December 2025	1,187	1,187
- Current portion	1,187	1,187
- Non-current portion	—	—